28. OPERATING COSTS AND EXPENSES (Details Narrative) R$ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019 BRL (R$) N	Dec. 31, 2020 BRL (R$) N	Dec. 31, 2019 BRL (R$)
Disclosure Of Operating Costs And Expenses [line items]
Period of eligibility for the severance program		25 years
Penalty in percentage		20.00%
Legal payments for severance percentage		50.00%
Programmed voluntary retirement plan expense	R$ 21
Number of employees completing severance | N	155
Right of use		R$ (9)	R$ 32
Action provisioned at the cost		119	98
Impairment of intangible assets		22
Cemig [member]
Disclosure Of Operating Costs And Expenses [line items]
Right of use		41	R$ 32
PDVP 2020 [member]
Disclosure Of Operating Costs And Expenses [line items]
Programmed voluntary retirement plan expense		R$ 59
Number of employees completing severance | N		396